FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash	$ 53,392	$ 59,922	$ 11,303	$ 18,304
Current liabilities	770,005	$ 763,523
Two Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	557,089
Loan Payable [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	17,997
Loan payable amount	$ 20,000